BUSINESS COMBINATION (Acquisition of Tianya, Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended	3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Oct. 01, 2013	Dec. 31, 2013
Business Acquisition [Line Items]
Net revenues	$ 332,324	$ 196,702	$ 91,768
Net income	(76,738)	(1,856)	9,430
Customer relationships [Member]
Business Acquisition [Line Items]
Identified intangible assets, estimated useful life	4 years 1 month 6 days
Technology [Member]
Business Acquisition [Line Items]
Identified intangible assets, estimated useful life	6 years 8 months 12 days
Tianya [Member]
Business Acquisition [Line Items]
Percentage of equity interest acquired				100.00%
Fixed cash consideration				163
Share consideration, fair value of shares				13,702
Net revenues					1,017
Net income					276
Tianya [Member] | Customer relationships [Member]
Business Acquisition [Line Items]
Identified intangible assets, amount				1,073
Identified intangible assets, estimated useful life				3 years 3 months 18 days
Tianya [Member] | Technology [Member]
Business Acquisition [Line Items]
Identified intangible assets, amount				553
Identified intangible assets, estimated useful life				5 years
Tianya [Member] | Common Shares [Member]
Business Acquisition [Line Items]
Share consideration, number of shares				2,932,850
Share consideration, fair value of shares				$ 13,702
Additional variable share consideration, maximum				2,932,850